Income/(loss) per share (Tables)	3 Months Ended
Mar. 31, 2025
Income/(loss) per share
Schedule of basic and diluted income/(loss) per share

The reported basic and diluted income/(loss) per share were as follows:

	Three months ended
	March 31,	March 31,
	2025	2024
	$	$

Basic	0.10	(4.67)
Diluted	0.10	(4.67)

The following tables set out the data used in the basic and diluted income/(loss) per share calculations:

	Three months ended
	March 31,	March 31,
	2025	2024
	$'m	$'m

Income/(loss) for the period	30.7	(1,557.3)
Less: loss for the period attributable to non-controlling interests	2.4	3.9
Income/(loss) for the period attributable to owners of the Company	33.1	(1,553.4)

	Three months ended
	March 31,	March 31,
	2025	2024
	'000	'000

Weighted average number of ordinary shares outstanding	333,600	332,626
Weighted average number of potential ordinary shares	5,469	656